RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Derivatives
Derivative Assets	$ 217	$ 276
Derivative Liabilities	(268)	(131)
Total Derivatives	(51)	145
Loss on settlement of financial instruments (Note 26)	(10)	(130)	$ 0
Total trading activity
Total Derivatives
Derivative Assets	173	207
Derivative Liabilities	(200)	(46)
Total Derivatives	(27)	161
Cash Flow Hedges
Total Derivatives
Derivative Assets	2	0
Derivative Liabilities	(45)	(84)
Total Derivatives	(43)	(84)
Net Investment Hedges
Total Derivatives
Derivative Assets	42	69
Derivative Liabilities	(23)	(1)
Total Derivatives	19	68
Other current assets
Total Derivatives
Derivative Assets	169	235
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	159	188
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	10	47
Other current assets | Commodities
Total Derivatives
Derivative Assets	122	13
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	122	13
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	47	222
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	37	175
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	10	47
Other long-term assets
Total Derivatives
Derivative Assets	48	41
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	14	19
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	2	0
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets	32	22
Other long-term assets | Commodities
Total Derivatives
Derivative Assets	8
Other long-term assets | Commodities | Commodities
Total Derivatives
Derivative Assets	8
Other long-term assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0
Other long-term assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	38	41
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	6	19
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	32	22
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets	2
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	2
Other long-term assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(221)	(72)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(184)	(42)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(33)	(29)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(4)	(1)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(161)	(40)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(138)	(32)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(23)	(8)
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(50)	(11)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(46)	(10)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(4)	(1)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(10)	(21)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(10)	(21)
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(47)	(59)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(16)	(4)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(12)	(55)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(19)	0
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(10)	(10)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(6)	(4)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(4)	(6)
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(29)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(10)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(19)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(8)	(49)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(8)	(49)
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Fair value
Fair value of equity securities	817	736
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	45	130	32
Net realized gains	3	20	60
Other Restricted Investments
Fair value
Fair value of equity securities	0	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	(2)	1	3
Net realized gains	0	1	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	8	0
Maturing within 5-10 years	1,150	985
Maturing after 10 years	84	85
Fair value of securities	2,059	1,806
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	26	17
Maturing within 1-5 years	107	66
Maturing within 5-10 years	0	0
Maturing after 10 years	0	0
Fair value of securities	$ 133	$ 83